SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	Sep. 04, 2020	Jul. 14, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Disposal of property and equipment			$ 0		$ 647,000,000
Retained earnings					102,000
Uncertain tax positions					0	$ 0
Patent costs			14,800,000	$ 17,000,000
Prior deposit	$ 292,000
Vendor amount	493,000
Reserved expense	292,000
Subscription receivable			350,000,000		1,270,000,000	635,000,000
Distributors of accounts receivables			24,000		24,000
Accounts receivable outstanding			149,000,000		150,000,000
Additional deposit	$ 200,000				292,000
Initial lease payments					267,380
Total revenue					100,000
Accounts receivable, net of allowance			126,000,000		126,000,000
Revenues others			2,000	0	17,000	15,000
Deferred revenue			$ 278,000,000		42,000,000	101,000,000
Net operating loss carry forward					$ 71,400,000	$ 71,000,000
Corporate tax rate			21.00%		20.00%	21.00%
debt discount					$ 213,000
Sales revenue						$ 34,000
Stock options granted vesting percentage			25.00%			94.00%
Stock options vesting period			33 months
Stock options granted expiry period		10 years	10 years
Share-based compensation				$ 0	310,000,000	$ 8,000,000
Unrecognized compensation costs			$ 450,000,000		$ 559,000,000	$ 559,000,000